Account Payable and Accrued Expenses (Details Narrative) (10 Q) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses	$ 1,998,396	$ 1,807,488	$ 2,144,834	$ 845,400